LOANS AND CAPITAL LEASES	12 Months Ended
Dec. 31, 2017
Disclosure of loans and capital leases [abstract]
LOANS AND CAPITAL LEASES
Note 14: -	Loans and capital leases

	December 31,
	2017	2016
	In thousands
Total loans and capital leases (1)	1,984	1,776
Less current maturities	614	412
Long term loans and capital leases	$1,370	$1,364

(1)	The capital lease balance was $274 thousands and $103 thousands, as of December 31, 2017 and 2016, respectively.

Bank loans

During 2017 and 2016, the Company received loans at an amount of NIS 1,000 thousands ($279 thousands) and NIS 6,585 thousands ($ 1,701 thousands). The loans are payable over 60 equal monthly installments. The loans bear fixed interest rate in the range of 3.15% -3.55%. As for pledges, refer to Note 18.